EAGLE GROWTH & INCOME FUND

SUPPLEMENT DATED MAY 31, 2012
TO THE PROSPECTUS DATED MARCH 1, 2012

Addition of Co-Portfolio Manager for Eagle Growth & Income Fund

Effective June 1, 2012, David Powers will be added as a Co-Portfolio Manager of the Eagle Growth & Income Fund (“fund”). Edmund Cowart, David Blount and John Pandtle will remain in their roles as Co-Portfolio Managers of the fund.

As a result, the discussion of the fund’s portfolio managers on page 6 of the prospectus should be replaced with the following:

Portfolio Managers | Edmund Cowart, CFA®, David Blount, CFA®, CPA, John Pandtle, CFA® and David R. Powers, CFA® are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund. Messrs. Cowart, Blount and Pandtle have been Co-Portfolio managers of the fund since June 2011. Mr. Powers has served as the fund’s Co-Portfolio Manager since June 2012.

In addition, under the “Portfolio Managers” section of the prospectus on page 30, the “Growth & Income Fund” paragraph should be replaced in its entirety with the following:

Growth & Income Fund — Edmund Cowart, CFA®, David Blount, CFA®, CPA, John Pandtle, CFA® and David R. Powers, CFA® are Co-Portfolio Managers of the fund and are jointly responsible for the day-today management of the fund. Messrs. Cowart, Blount and Pandtle have been Co-Portfolio managers of the fund since June 2011. Mr. Powers has served as the fund’s Co-Portfolio Manager since June 2012. Mr. Cowart joined Eagle in 1993 and has been a Senior Vice President, Managing Director and Portfolio Manager at Eagle since 1999. Mr. Blount joined Eagle in 1993, was a Senior Research Analyst at Eagle from 1999 through 2008 and has been a Portfolio Manager at Eagle since 2008. Mr. Pandtle worked at Eagle from 1999 to 2002, was a Senior Vice President in the equity research department of Raymond James & Associates from 2002 to 2008 and has been a Portfolio Manager at Eagle since 2009. Prior to joining Eagle in June 2012, Mr. Powers served as a Portfolio Manager for ING Investment Management from 2007 to 2012.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

EAGLE GROWTH & INCOME FUND

SUPPLEMENT DATED MAY 31, 2012
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2012

Eagle Growth & Income Fund.  Effective June 1, 2012, David Powers will be added as a Co-Portfolio Manager of the Eagle Growth & Income Fund (“fund”). Edmund Cowart, David Blount and John Pandtle will remain in their roles as Co-Portfolio Managers of the fund.

As a result, the section of the Statement of Additional Information beginning on page 55 entitled “E. G. Edmund Cowart, David Blount and John Pandtle (Growth & Income)” should be replaced with the following:

E. Edmund Cowart, David Blount, John Pandtle and David Powers (Growth & Income)

Edmund Cowart, CFA®, David Blount, CPA, CFA®, John Pandtle, CFA® and David R. Powers, CFA® are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund. Messrs. Cowart, Blount and Pandtle have been Co-Portfolio managers of the fund since June 2011. Mr. Powers has served as the fund’s Co-Portfolio Manager since June 2012. Mr. Cowart joined Eagle in 1993 and has been a Senior Vice President, Managing Director and portfolio manager at Eagle since 1999. Mr. Blount joined Eagle in 1993, was a Senior Research Analyst at Eagle from 1999 through 2008 and has been a Portfolio Manager at Eagle since 2008. Mr. Pandtle worked at Eagle from 1999-2002, was a Senior Vice President in the equity research department of Raymond James & Associates from 2002 through 2008 and has been a portfolio manager at Eagle since 2009. Prior to joining Eagle in June 2012, Mr. Powers served as a Portfolio Manager for ING Investment Management from 2007 to 2012.

As of April 30, 2012, Messrs. Cowart, Blount, Pandtle and Powers are each responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	0	$0
Other pooled investment vehicles	0	$0
Other accounts	4,176	$ 1.170 billion

In 1 of the 4,176 of the above “other accounts,” the advisory fee payable to Eagle is based upon the account’s performance and the assets managed that pay a performance fee are $3.1 million.

Mr. Cowart’s, Mr. Blount’s, Mr. Pandtle’s and Mr. Powers’ benchmarks for evaluation purposes include Lipper and Morningstar rankings for mutual fund performance and the S&P 500 Index for separate accounts along with peer group rankings such as those from Callan Associates and Mercer Investment Consulting.

As of April 30, 2012, Mr. Cowart owns between $100,001 and $500,000, Mr. Blount owns between $100,001 and $500,000, and Mr. Pandtle owns between $0 and $10,000 of the fund’s shares.  As of April 30, 2012, Mr. Powers did not own any shares of the fund.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE